Share Capital And Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes to Number of Restricted Shares
A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000’s)

Balance, RSUs outstanding as at December 31, 2019	2,388

Converted into shares	(886)

Granted	810

Forfeited	(22)

Balance, RSUs outstanding as at December 31, 2020	2,290

Converted into shares	(191)

Granted	256

Balance, RSUs outstanding as at December 31, 2021	2,355

Summary of Changes to Number of Deferred Share Units
During the year ended December 31, 2021, the Company granted 24 DSUs (2020 – 121) as compensation to independent directors with a total estimated fair value of $377 (2020 – $468).

Number of DSUs (in 000’s)

Balance, DSUs outstanding as at December 31, 2019	228

Granted	121

Converted into shares	(131)

Balance, DSUs outstanding as at December 31, 2020	218

Granted	24

Balance, DSUs outstanding as at December 31, 2021	242

Summary of Stock Options Outstanding and Exercisable
No stock options were granted by the Company during the years ended December 31, 2021 and 2020. Stock options outstanding and exercisable as at December 31, 2021 are as follows:

Range of Exercise Prices CDN$	Number outstanding and exercisable as at December 31, 2021 (in 000’s)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (CDN$)

$4.55 - $5.00	579	0.5	4.92

$8.05 - $11.07	1,103	1.0	8.19

	1,682	0.8	7.06

Summary of Changes to Stock Options Outstanding
A summary of changes to outstanding stock options is as follows:

	Number of Options (in 000’s)	Weighted Average Exercise Price, (CDN$)

Balance, stock options outstanding as at December 31, 2019	3,731	5.94

Exercised	(1,233)	(5.19)

Expired	(195)	(8.99)

Balance, stock options outstanding as at December 31, 2020	2,303	6.05

Exercised	(612)	(3.05)

Expired	(9)	(6.30)

Balance, stock options outstanding as at December 31, 2021	1,682	7.06

Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model
The fair value of the PSUs is estimated on the date of grant using a valuation model based on Monte Carlo simulation with the following assumptions used for the grants made during the period:

January 4, 2021

Number of PSUs granted	162

Risk-free interest rate	0.17%

Dividend rate	0%

Annualized volatility	76.0%

Peer Group average volatility	72.2%

Estimated forfeiture rate	10.0%

Fair value per PSU granted	$19.72

Summary of Changes to Number of RS-Ps
A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000’s)

Balance, PSUs outstanding as at December 31, 2019	1,010

Cancelled	(11)

Balance, PSUs outstanding as at December 31, 2020	999

Granted	162

Converted	(417)

Balance, PSUs outstanding as at December 31, 2021	744